SUPPLEMENT DATED MARCH 16, 2017 TO
                     THE PROSPECTUS DATED DECEMBER 21, 2016

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1547

     Guggenheim Discount Opportunity Strategy Portfolio of CEFs, Series 11
                              File No. 333-214224


     Notwithstanding anything to the contrary the above referenced Trust, the name of the security with the ticker symbol USA is Liberty All State Equity Fund. All other information regarding the security with the ticker symbol USA is correct.

                       Please keep for future reference.